Basis of Preparation - Additional Information (Detail)	12 Months Ended
Apr. 30, 2020
Basis Of Presentation [Abstract]
Description of bases of financial statements that have been restated for changes in general purchasing power of functional currency	The consolidated financial statements have been prepared on a historical cost basis, except certain financial instruments, which are measured at fair value, as explained in the Company’s accounting policies discussed in note 3.